Filed with the Securities and Exchange Commission on January 21, 2026
REGISTRATION NO. 333-286279

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 3

LINCOLN BENEFIT LIFE COMPANY
(Name of Insurance Company)
1221 N STREET
SUITE 200
LINCOLN, NEBRASKA 68508
(Address of Insurance Company’s principal executive offices)
 (888) 674-3667
(Insurance Company’s Telephone Number, including Area Code)
STEVEN FRY
LINCOLN BENEFIT LIFE COMPANY
SUITE 200
LINCOLN NEBRASKA 68508
(Name and address of agent for service)
COPIES TO:
SCOTT VAN WYNGARDEN
LINCOLN BENEFIT LIFE COMPANY
1221 N STREET
LINCOLN, NEBRASKA 68508
(515) 304-4612
Approximate Date of Proposed Sale to the Public: Continuously on and after the effective date of this Registration Statement
It is proposed that this filing become effective: (check appropriate space)

□	immediately upon filing pursuant to paragraph (b) of Rule 485
⊠	on February 24, 2026 pursuant to paragraph (b) of Rule 485
□	60 days after filing pursuant to paragraph (a)(i) of Rule 485
□	on pursuant to paragraph (a)(i) of Rule 485
If appropriate, check the following box:

⊠	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

 Check each box that appropriately characterizes the Registrant:

□	New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a Securities Act registration statement or amendment thereto within 3 years preceding this filing)

□	Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”))
□
If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act

⊠	Insurance Company relying on Rule 12h-7 under the Exchange Act
□	Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act

________________________________________________________________________________________
EXPLANATORY NOTE
This Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-286279, is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”) for the sole purpose of delaying, until February 24, 2026, the effectiveness of Post-Effective Amendment No. 1, which was filed on October 7, 2025 (accession no. 0000910739-25-000017) pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act. We are currently in the process of responding to Staff comments, and we will make a filing pursuant to Rule 485 at a future date that incorporates our responses to the comments and any required missing information or items. The Prospectus, Statement of Additional Information and Part C that were filed as part of Post-Effective Amendment No. 1 are hereby incorporated by reference.  Other than as set forth herein, this Post-Effective Amendment No. 3 does not amend or delete any other part of this Registration Statement.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, the Insurance Company certifies that it meets the requirements for effectiveness of this post-effective amendment to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this post-effective amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Rosemont, State of Illinois on January 21, 2026.

Lincoln Benefit Life Company (Registrant)
By:	Carlos Sierra*
Carlos Sierra Director and President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on January 21, 2026.

SIGNATURE	TITLE
Burke Harr* Burke Harr	Director
Dhiren Jhaveri* Dhiren Jhaveri	Director
Carolyn Johnson* Carolyn Johnson	Director
Bradley Rosenblatt* Bradley Rosenblatt	Director
Joseph Wieser* Joseph Wieser	Director
Carlos Sierra* Carlos Sierra	Director and President (Principal Executive Officer)
/s/ Steven Fry Steven Fry	Chief Financial Officer, Treasurer and Vice President (Principal Financial Officer and Principal Accounting Officer)
By: /s/ Steven Fry Steven Fry
Steven Fry, Attorney-in-fact *Executed by Steven Fry on behalf of those indicated pursuant to Power of Attorney